Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of Estimates and Assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Significant estimates required to be made by management, include, but are not limited to, the allowance for expected credit losses, allowance for deferred tax assets, uncertain tax position, incremental borrowing rates used in calculation of the operating lease right-of-use assets and operating lease liabilities, valuation of contingent consideration payable, valuation of investments in equity securities, valuation for share-based compensation and the estimated cost and the input measure method used in revenue recognition. Actual results could differ from those estimates, and as such, differences could be material to the consolidated financial statements.

Functional Currency, Foreign Currency Translation and Transaction

Change in functional currency

Effective from January 1, 2025, the Company adopted the United States Dollars (“US$” or “$”) as its functional currency. Prior to January 1, 2025, the functional currency of the Company was the Hong Kong Dollars (“HK$”). The change in functional currency of the Company is due to the increased exposure to the US$, as the main purpose of the Company is to seek financing which is mainly denominated in US$. As a result, the Company determined that the functional currency of the Company changed from HK$ to US$. The change in functional currency was accounted for prospectively from January 1, 2025 in accordance with ASC 830, Foreign Currency Matters, and consolidated financial statements prior to and including the period ended December 31, 2024 were not restated for the change in functional currency. The management is of the opinion that the exposure of change in functional currency is minimal as HK$ is pledged to US$.

The Company’s subsidiaries determined their functional currencies based on the criteria of ASC 830, Foreign Currency Matters. The Group uses the US$ as its reporting currency.

The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the foreign currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the Company’s consolidated statements of operations and comprehensive (loss) income.

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	June 30, 2025	June 30, 2024	June 30, 2023
Year-end spot rate	US$1=HK$7.85	US$1=HK$7.81	US$1=HK$7.83
	US$1=SG$1.28	N/A	N/A
	US$1=AUD1.54	N/A	N/A
Average rate	US$1=HK$7.79	US$1=HK$7.82	US$1=HK$7.84
	US$1=SG$1.33	N/A	N/A
	US$1=AUD1.54	N/A	N/A

Fair Value of Financial Instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 —	Quoted prices in active markets for identical assets and liabilities.

Level 2 —	Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 —	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Company considers the carrying amount of its financial assets and liabilities, which consist primarily of cash and cash equivalents, accounts receivable, net, contract assets, contract costs, amounts due from related parties, loans receivable, net, rental deposits – related parties, prepayments, deposits and other receivables, accounts payable, amounts due to related parties, contract liabilities, operating lease liabilities, income tax payable, bank and other borrowings, accrued expenses and other payables approximate the fair value of the respective assets and liabilities as of June 30, 2025 and 2024 due to their short-term nature or market rates of interest.

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of June 30, 2025:

	Fair value measurement
		Quoted prices in active markets for identical assets and liabilities	Significant other observable inputs	Significant unobservable inputs
Assets:	Total	(Level 1)	(Level 2)	(Level 3)
Equity investments with readily determinable fair value	$486,696	$486,696	$—	$—

Liabilities:
Contingent consideration payable	$29,633,064	$—	$—	$29,633,064

No financial instruments were measured at fair value, by level within the fair value hierarchy as of June 30, 2024.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and demand deposits in accounts maintained with commercial banks that can be added or withdrawn without limitation. The Company maintains the bank accounts in Hong Kong, Singapore and Australia. Cash balances in bank accounts in Hong Kong are insured under the Deposit Protection Scheme introduced by the Hong Kong Government for a maximum amount of $101,911 (HK$800,000). Balances maintained with banks in Singapore are insured under the Deposit Insurance Scheme introduced by the Singapore Deposit Insurance Corporation Limited for the maximum insured amount of $78,125 (SG$100,000) for each depositor at one bank. Balances maintained with banks in Australia are insured under the Financial Claims Scheme introduced by the Australian Government for the maximum insured amount of $162,338 (AUD 250,000) for each account holder at any bank, building society, credit union or other authorised deposit-taking institution that is incorporated in Australia and authorised by the Australian Prudential Regulation Authority. These balances maintained by the Group may at times exceed the insured limits. Otherwise, these balances are not insured by the Federal Deposit Insurance Corporation or other programs.

Accounts Receivable, net

Accounts receivable, net, are recognized and carried at original invoiced amount less an allowance for current expected credit losses (“CECL”).

Accounts receivable are recognized in the period when the Company has provided services to its customers and when its right to consideration is unconditional. In July 1, 2023, the Company adopted ASU 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for CECL, which replaces the previous incurred loss impairment model. The Company has adopted the loss rate methodology to estimate historical losses on accounts receivable and the Company uses aging schedule method in the current expected credit losses model (“CECL model”) to estimate the CECL. The Company’s estimation of allowance for CECL considers factors such as historical credit losses experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, in combination with assessing receivable collectability on an individual basis, and applying current situation adjustment. The Group concludes that there is no impact over the initial adoption of CECL model, which should be treated as cumulative-effect adjustment on accumulated deficit as of July 1, 2023. Accounts receivable balances are written off after all collection efforts have been exhausted. For the years ended June 30, 2025 and 2023, the Company has recorded the provision for allowance for CECL related to accounts receivable of $7,521 and $5,563, respectively, while for the year ended June 30, 2024, the Company has recorded the reversal of provision for allowance for CECL related to accounts receivables of $29,992.

Prepayments, Deposits and Other Receivables

Prepayments under current portion represent advance payments made to the service providers for future services and short-term in nature. Prepayments under non-current portion represent advance payments made to the suppliers for the purchase of property and equipment. The Company initially recognizes prepayments for property and equipment when cash is advanced to the suppliers. Subsequently, the Company derecognizes and reclassifies the prepayments for property and equipment to property and equipment when control over these property and equipment is transferred to and obtained by the Company. Prepayments are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the realizability of the prepayments becomes doubtful. For the years ended June 30, 2025, 2024 and 2023, there was no impairment recorded as the Company considers all of the prepayments fully realizable.

Deposits primarily include the rental deposits and utility deposits. Other receivables primarily represent the fund advances to the third parties. Deposits and other receivables are subject to the measurement of CECL within the scope of ASC Topic 326.

Long-Term Rental Deposits

Long-term rental deposits represent security payments made to lessors for the Company’s lease agreements entered. The Company made such security payments upon the commencement of the original lease agreements. The security deposits will be refunded to the Company upon the termination or expiration of the lease agreements as well as the delivery of the vacant leased properties to the lessors by the Company.

Loans Receivable, net

Loans receivable, net consist of term loans to third parties. The term loans are recorded at amortized cost, net of allowances for CECL. The Company maintains an allowance for CECL to reserve for potentially uncollectible loans receivable. The Company measures interest income for all loans receivable using the interest method, which is based on the effective yield of the loans rather than the stated coupon rate. The loan receivables with the collection period of less than one year were included in loans receivable, net under current portion in the consolidated balance sheets. The loan receivables with the collection period of over one year were included in loans receivable, net under non-current portion in the consolidated balance sheets.

Allowance for CECL

Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments requires entities to use a current lifetime expected credit losses methodology to measure impairments of certain financial assets. Using this methodology will result in earlier recognition of losses than under the current incurred loss approach, which requires waiting to recognize a loss until it is probable of having been incurred. There are other provisions within the standard that affect how impairments of other financial assets may be recorded and presented, and that expand disclosures.

Deferred IPO costs

Deferred IPO costs consist primarily of direct expenses paid to attorneys, consultants, underwriters, and other parties related to the Company’s IPO. Pursuant to ASC 340-10-S99-1, IPO costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital.

Lease

The Company adopted ASU 2016-02 Leases (Topic 842) (“Topic 842”) issued by the FASB. The adoption of Topic 842 resulted in the presentation of operating lease right-of-use assets and operating lease liabilities on the consolidated balance sheets.

The Company has assessed the following: (i) whether any expired or existing contracts are or contains a lease, (ii) the lease classification for any expired or existing leases, and (iii) initial direct costs for any expired or existing leases (i.e. whether those costs qualify for capitalization under ASU 2016-02). The Company also elected the short-term lease exemption for certain classes of underlying assets including office space, warehouses and equipment, with a lease term of 12 months or less.

The Company determines whether an arrangement is or contain a lease at inception. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Company are currently classified as operating leases. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, current, and operating lease liability, non-current in the Company’s consolidated balance sheets. Please refer to Note 8 for the disclosures regarding the Company’s method of adoption of ASC 842 and the impacts of adoption on its financial position, results of operations and cash flows.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The operating lease ROU assets and lease liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The operating lease ROU assets also includes any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liabilities when it is reasonably certain that the Company will exercise that option. Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

For operating leases with a term of one year or less, the Company has elected not to recognize a lease liability or ROU asset on its consolidated balance sheets. Instead, it recognizes the lease payments as expenses on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of operations and cash flows. The Company has operating lease agreements with insignificant non-lease components and has elected the practical expedient to combine and account for lease and non-lease components as a single lease component.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated operating lease payments in the undiscounted future pre-tax cash flows. For the years ended June 30, 2025, 2024 and 2023, the Company did not have any impairment loss against its operating lease ROU assets.

Property and Equipment, net

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization are provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Furniture and fixtures	5 years
Motor vehicles	3.33 years
Electronic equipment	3 – 5 years
Leasehold improvements	2 – 3 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in other income (expense) in the consolidated statements of operations and comprehensive (loss) income.

The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment of Long-Lived Assets

The Company reviews the recoverability of its long-lived assets, such as property and equipment and operating lease right-of-use assets, whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. For the years ended June 30, 2025, 2024 and 2023, no impairment of long-lived assets was recognized.

Investments in Equity Securities

Investments in equity securities are mainly comprised of equity investments in publicly traded companies and privately-held companies.

Equity investments in publicly traded companies are reported at fair value as equity investment with readily determinable fair value. Realized and unrealized gains and losses from fair value changes for the years ended June 30, 2025, 2024 and 2023 are recognized in other income (expense) in the consolidated statements of operations and comprehensive (loss) income.

For investments in common stock issued by privately-held companies on which the Group does not have significant influence, as these equity securities do not have readily determinable fair value, the Group measure these equity securities investments at cost, less impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer (referred to as the measurement alternative). All gains and losses on these equity securities without readily determinable fair value, realized and unrealized, are recognized in other income (expense) in the consolidated statements of operations and comprehensive (loss) income.

Management regularly evaluates the impairment of the investments in privately-held companies without readily determinable fair value periodically, or when events or circumstances indicate that the carrying amount may not be recoverable. For investments without readily determinable fair values, management performs a qualitative assessment of the fair value of the equity interest in comparison to its carrying amount to determine if there is an indication of potential impairment. If such indication exists, management estimates the fair value of the investment, and records an impairment in the consolidated statements of operations and comprehensive (loss) income to the extent the carrying amount exceeds the fair value. Management applies significant judgments in the impairment assessment for these equity investments when: (i) determining as to whether any impairment indicators exist during the year; and (ii) estimating the impairment amount if an impairment exists. These judgments consider various factors and events including: a) significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investees; b) significant adverse change in the regulatory, economic, or technological environment of the investees; c) significant adverse change in the general market condition of either the geographical area or the industry in which the investees operate; d) bona fide offer to purchase, an offer by the investee to sell, or a completed auction process for the same or similar investment for an amount less than the carrying amount of that investment; e) factors that raise significant concerns about the investees’ ability to continue as a going concern; f) factors that raise significant concerns about the performance of new products and g) valuation methods and key estimates in the determination of the impairment amounts based on the severity and duration of the impairment indicator and the existence of any positive or mitigating factors.

Accounts Payable

Accounts payable primarily represent the fee payable to suppliers for the purchase of materials and subcontractors for performing interior design and fit-out works for the Company.

Accrued Expenses and Other Payables

Accrued expenses and other payables primarily include accrued payroll and employee benefits expenses and accrued expenses for the operation in the ordinary course of business.

Contingent Consideration Payable

The Company’s acquisition agreements include contingent consideration arrangements, which are based on the repayments of loans receivables from the seller within 365 days from the date of the respective acquisition agreements. For each transaction, the Company estimates the fair value of contingent consideration payable as part of the initial purchase price and records the estimated fair value of contingent consideration payable as a liability. The fair value of contingent consideration payable will be remeasured at each reporting period based on any changes to key inputs. Realized and unrealized gains and losses from fair value changes of contingent consideration payable are recognized in other income (expense) in the consolidated statements of operations and comprehensive (loss) income.

Bank and Other Borrowings

Borrowings are initially recognized at fair value, net of upfront fees incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in the consolidated statements of operations and comprehensive (loss) income over the period of the borrowings using the effective interest method.

Revenue Recognition

The Company adopted the revenue standard Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers. The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation.

Design and fit out services

The Company enters into agreements with clients that create enforceable rights and obligations and for which it is probable that the Company will collect the consideration to which it will be entitled as services transfer to the customer. It is customary practice for the Company to have the agreements with its customers in writing, orally, or in accordance with other customary business practices. The Company recognizes revenue based on the consideration specified in the applicable agreement.

The contracts which the Company enters into with the clients are fixed price and provide for milestone billings based upon the attainment of specific project objectives to ensure the Company meets its contractual requirements. Additionally, contracts may include retentions or holdbacks paid at the end of a project to ensure that Company meets the contract requirements. However, since the customer does not have the option to purchase the warranty separately and there are no additional services to the customer during the retention period but to ensure all goods and services meet the criteria as specified in the contract, such warranty shall not be accounted for as a separate performance obligation. The Company historically incurs a very minimum cost during the retention period, the Company does not expect any significant liability to be incurred and no further provision made in the accounts. The Company does not assess whether a contract contains a significant financing component if the Company expects, at contract inception, that the period between payment by the customers and the transfer of promised services to the customers will be less than one year.

The Company identifies the delivery of design and fit out services to the customer to be the performance obligation in the contract. Since the Company has concluded that the promises to be delivered on the contract would be one single performance obligation, no allocation of the transaction price is required and expected. As a professional interior design and fit out service provider, the Company recognizes revenue based on the Company’s effort or inputs to the satisfaction of a performance obligation over time as work progresses because of the continuous transfer of control to the customer and the Company’s right to bill the customer as costs are incurred.

The Company’s contract with the customer has payment terms specified based upon certain conditions completed. The Company generally require an initial payment from the customer upon signing of the contract prior to the commencement of the project, which usually represents approximately 20% to 50% of the total contract sum. The Company issue invoices for interim payments at different stages of the project. The final invoice is generally issued shortly before or immediately after project completion. The Company’s customers are required to pay the Company at different billing stages over the contract period, as such, the Company believes the progress payments limit the Company’s exposure to credit risk and that the Company would be able to collect substantially all of the consideration gradually at different stages. The timing of the satisfaction of the Company’s performance obligations is based upon the cost-to-cost measure of progress method, which is generally different than the timing of unconditional right of payment, and is based upon certain conditions completed as specified in the contract. The timing between the satisfaction of the Company’s performance obligations and the unconditional right of payment would contribute to contract assets and contract liabilities.

The Company uses the ratio of actual costs incurred to total estimated costs since costs incurred (an input method) represent a reasonable measure of progress towards the satisfaction of a performance in order to estimate the portion of revenue earned. This method faithfully depicts the transfer of value to the customer when the Company is satisfying a performance obligation that entails a number of interrelated tasks or activities for a combined output that requires the Company to coordinate the work of employees and subcontractors. Contract costs typically include direct labor, subcontract and consultant costs, materials and indirect costs related to contract performance. Changes in estimated costs to complete these obligations result in adjustments to revenue on a cumulative catch-up basis, which causes the effect of revised estimates to be recognized in the current period. Changes in estimates can routinely occur over the contract term for a variety of reasons including, changes in scope, unanticipated costs, delays or favorable or unfavorable progress than original expectations. When the outcome of the contract cannot be reasonably measured, revenue is recognized only to the extent of contract costs incurred that are expected to be recovered. In situations where the estimated costs to perform exceeds the consideration to be received, the Company accrues the entire estimated loss during the period the loss becomes known.

The Company’s contracts may contain variable consideration in the form of unpriced or pending change orders or claims that either increase or decrease the contract price. Variable consideration is generally estimated using the expected value method but may from time to time be estimated using the most likely amount method depending on the circumstance. Estimated amounts are included in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur or when the uncertainty associated with the variable consideration is resolved. Estimates of variable consideration are based upon historical experience and known trends.

The Company recognizes claims against vendors, sub-consultants, subcontractors and others as a reduction in costs when the contract establishes enforceability, and the amounts of recovery are reasonably estimable and probable. Reduction in costs are recognized at the lesser of the amount management expects to recover or costs incurred.

As of June 30, 2025, the Company had transaction price allocated to remaining performance for design and fit out projects amounting to $1,433,639 which is expected to the satisfaction of a performance obligation within 12 months from June 30, 2025 using an input measure method.

Sales of AI server and related IT equipment

The Company generally recognizes the revenue from the sales of AI server and related IT equipment on a gross basis as the Company has control of the products before they are delivered to the Company’s customers. In drawing this conclusion, the Company considered various factors, including latitude in establishing the sales price, discretion in the supplier selection and that the Company is normally the primary obligor in the Company’s sales arrangements.

Revenue from the sales of AI server and related IT equipment is recognized at a point in time when the Company’s customers obtain control of the AI server and related IT equipment, which is typically upon delivery of each promised goods to an agreed-upon delivery point. Shipping and handling activities are considered to be fulfillment activities rather than promised services and are not, therefore, considered to be separate performance obligations. The Company’s sales terms provide no right of return outside of a standard quality policy and returns are generally and have not been significant.

Warranty

The Company generally provides limited warranties for work performed under its contracts. At the time a sale is recognized, the Company records estimated future warranty costs under ASC 460. Such estimated costs for warranties are estimated at completion and these warranties are not service warranties separately sold by the Company. Generally, the estimated claim rates of warranty are based on actual warranty experience or Company’s best estimate. There were no such reserves for the years ended June 30, 2025, 2024 and 2023 because the Company’s historical warranty expenses were immaterial to the Company’s consolidated financial statements.

Contract Assets and Contract Liabilities

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on consolidated balance sheets as “Contract assets”. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined.

Contract assets have billing term with unconditional right to be billed beyond one year are classified as non-current assets.

Contract liabilities on uncompleted contracts represent the amounts of cash collected from clients, billings to clients on contracts in advance of work performed and revenue recognized and provisions for losses. The majority of these amounts are expected to be earned within twelve months and are classified as current liabilities.

Contract Costs

Contract costs incurred during the initial phases of the Company’s sales contracts are capitalized when the costs relate directly to the contract, are expected to be recovered, and generate or enhance resources to be used in satisfying the performance obligation and such deferred costs will be recognized upon the recognition of the related revenue. These costs primarily consist of labor and material costs directly related to the contract. As of June 30, 2025, the Company has recorded $20,431 of contract costs which consisted of two projects that the Company expects to be completed by the end of the year ended June 30, 2026.

The Company performs periodic reviews to assess the recoverability of the contract costs. The carrying amount of the asset is compared to the remaining amount of consideration. The Company expects to receive for the services to which the asset relates, less the costs that relate directly to providing those services that have not yet been recognized. If the carrying amount is not recoverable, an impairment loss is recognized. For the years ended June 30, 2025, 2024 and 2023, no impairment loss was recognized.

Government Subsidies

Government subsidies primarily relate to non-recurring entitlements granted by the Hong Kong government pursuant to the Employment Support Scheme under the Anti-epidemic Fund. The Company recognizes government subsidies as other income when they are received because they are not subject to any past or future conditions. Government subsidies received and recognized as other income totaled nil, nil and $21,464 for the years ended June 30, 2025, 2024 and 2023, respectively.

Cost of Revenue

The Company’s cost of revenue is primarily comprised of the material costs, subcontracting costs and staff costs. These costs are expenses as incurred.

For design and fit out services, cost of revenue includes direct costs such as materials, labor, and subcontracting fees incurred in fulfilling performance obligations, recognized in line with revenue over time.

For sales of AI server and related IT equipment, cost of revenue consists primarily of the purchase cost of goods from suppliers, inbound freight, and any direct fulfillment expenses (e.g., shipping and handling treated as fulfillment costs per ASC 606). These costs are recognized at the point in time when control of the goods transfers to the customer, typically upon delivery. Inventory, if held, is valued at the lower of cost (using the first-in, first-out method) or net realizable value, with any write-downs recognized in cost of revenue (ASC 330). No material inventory was held as of June 30, 2025 and 2024.

Borrowing Costs

All borrowing costs are recognized in interest expense in the consolidated statement of operations and comprehensive (loss) income in the period in which they are incurred.

Advertising Costs

The Company expenses advertising costs as incurred and were included as part of selling and marketing expenses. Advertising costs for the years ended June 30, 2025, 2024 and 2023 totaled $589,234, $7,585 and $19,970, respectively.

Employee Benefit Plan

Employees of the Company located in Hong Kong participate in a compulsory saving scheme (pension fund) for the retirement of residents in Hong Kong. Employees are required to contribute monthly to mandatory provident fund schemes provided by approved private organizations, according to their salaries and the period of employment. The Company is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. Total expenses for the plan were $42,593, $35,862 and $43,109 for the years ended June 30, 2025, 2024 and 2023, respectively.

Share-based compensation

Share-based awards granted are measured at fair value on grant date and share-based compensation expense is recognized (i) immediately at the grant date if no vesting conditions are required, or (ii) using the straight-line attribution method, net of estimated forfeitures, over the requisite service period. The fair values of restricted stock units (“RSUs”) and restricted shares are determined with reference to the fair value of the underlying shares and the fair value of share options is generally determined using the binomial option pricing model. The value is recognized as an expense over the respective service period, net of estimated forfeitures. Share-based compensation expense, when recognized, is charged to the consolidated statements of operations and comprehensive (loss) income with the corresponding credit to additional paid-in capital for the share options and RSUs to the extent that such awards are to be settled only in stock.

On each measurement date, the Company reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards granted by the Company, including the fair value of the underlying shares, expected life and expected volatility. The Company recognizes the impact of any revisions to the original forfeiture rate assumptions in the consolidated statements of operations and comprehensive (loss) income, with a corresponding adjustment to equity.

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Company believes there were no uncertain tax positions as of June 30, 2025 and 2024, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. The Company is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated. As of June 30, 2025, income tax returns for the years ended June 30, 2019 through June 30, 2025 for OPS HK remain open for statutory examination by Hong Kong tax authorities.

(Loss) Earnings Per Share

The Company computes (loss) earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of June 30, 2025, potentially dilutive securities (including 1,210,000 share options and 2,983,332 warrants—see Notes 15 and 16) were excluded from the computation of diluted EPS because their inclusion would be anti-dilutive due to the net loss for the period. As a result, basic and diluted EPS are the same for 2025. As of June 30, 2024 and 2023, there were no potentially dilutive securities outstanding.

Comprehensive (Loss) Income

Comprehensive (loss) income consists of two components, net (loss) income and other comprehensive income. Other comprehensive income refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income consists of foreign currency translation adjustments resulting from the Company translating its financial statements from functional currency into reporting currency.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Related parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Business combination

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded as gain or loss on the consolidated statements of operations and comprehensive (loss) income.

In a business combination achieved in stages, the Company re-measures the previously held equity interests in the acquiree when obtaining control at its acquisition date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of operations and comprehensive (loss) income.

For the Company’s majority-owned subsidiaries, noncontrolling interests are recognized to reflect the portion of the equity, which is not attributable, directly or indirectly, to the Company as the controlling shareholder. Noncontrolling interests acquired through a business combination are recognized at fair value at the acquisition date, which is estimated with reference to the purchase price per share as of the acquisition date.

When there is a change in ownership interests or a change in contractual arrangements that results in a loss of control of a subsidiary, the Company deconsolidates the subsidiary from the date control is lost. Any retained noncontrolling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of June 30, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment issued by the Financial Accounting Standards Board (“FASB”) guidance on testing of goodwill for impairment, the Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the fair value of the reporting unit and its carrying amount will be recorded.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Significant Risks

Currency Risk

The Group’s operating activities are transacted in US$ and HK$. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The Group considers the foreign exchange risk in relation to transactions denominated in HK$ with respect to US$ is not significant as HK$ is pegged to US$.

Concentration and Credit Risk

Financial instruments that potentially subject the Company to the concentration of credit risks consist of cash and cash equivalents, accounts receivable, loans receivable and other receivables. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates.

The Company deposits its cash and cash equivalents with reputable banks located in Hong Kong, Singapore and Australia. As of June 30, 2025 and 2024, $17,205,230 and $7,243,169 were deposited with these banks. The Deposit Protection Scheme introduced by the Hong Kong Government insured each depositor at one bank for a maximum amount of $101,911 (HK$800,000). Balances maintained with banks in Singapore are insured under the Deposit Insurance Scheme introduced by the Singapore Deposit Insurance Corporation Limited for the maximum insured amount of $78,125 (SG$100,000) for each depositor at one bank. Balances maintained with banks in Australia are insured under the Financial Claims Scheme introduced by the Australian Government for the maximum insured amount of $162,338 (AUD250,000) for each account holder at any bank, building society, credit union or other authorised deposit-taking institution that is incorporated in Australia and authorised by the Australian Prudential Regulation Authority. These balances maintained by the Group may at times exceed the insured limits. Otherwise, these balances are not insured by the Federal Deposit Insurance Corporation or other programs. As of June 30, 2025 and 2024, the Company had cash balance of $11,549,424 and $7,243,169 which was maintained at Deposit Protection Scheme banks in Hong Kong, and of $10,925,803 and $7,147,587 which was subject to credit risk, respectively. As of June 30, 2025 and 2024, the Company had cash balance of $5,655,774 and nil which was maintained at Deposit Insurance Scheme banks in Singapore, and of $5,421,774 and nil which was subject to credit risk, respectively. As of June 30, 2025 and 2024, the Company had cash balance of $32 and nil, which was maintained at Financial Claims Scheme banks in Australia, and of nil and nil which was subject to credit risk, respectively. The Company believes that no significant credit risk exists as these banks have high credit quality and the Company has not incurred any losses related to such deposits.

For the credit risk related to accounts receivable, loans receivable and other receivables, the Company adopted ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. The Company performs periodic credit evaluations of its customers’ and counterparties’ financial condition and generally does not require collateral. The Company establishes an allowance for CECL based upon estimates, factors surrounding the credit risk of specific customers and counterparties and other information. The allowance amounts were immaterial for all periods presented. The management believes that its contract acceptance, billing, and collection policies are adequate to minimize material credit risk to accounts receivable. Application for progress payment of contract works is made on a regular basis. The Company seeks to maintain strict control over its outstanding receivables. Overdue balances are reviewed regularly by the Directors.

For the years ended June 30, 2025, 2024 and 2023, most of the Company’s assets were located in Hong Kong and all of the Company’s revenue were derived from its subsidiaries located in Hong Kong. The Company has a concentration of its revenue and accounts receivable with specific customers.

For the year ended June 30, 2025, three customers accounted for approximately 30.9%, 28.6% and 10.2% of the Company’s total revenue. For the year ended June 30, 2024, two customers accounted for approximately 34.1% and 21.5% of the Company’s total revenue. For the year ended June 30, 2023, one customer accounted for approximately 43.1% of the Company’s total revenue.

As of June 30, 2025, two customers’ accounts receivable accounted for 67.3% and 26.3% of the total accounts receivable, net. As of June 30, 2024, four customers’ accounts receivable accounted for 37.3%, 23.9%, 14.5% and 11.2% of the total accounts receivable, net.

For the year ended June 30, 2025, two suppliers accounted for approximately 34.6% and 13.6% of the Company’s total purchases. For the year ended June 30, 2024, two suppliers accounted for approximately 26.7% and 12.3% of the Company’s total purchases. For the year ended June 30, 2023, one supplier accounted for approximately 10.5% of the Company’s total purchases.

As of June 30, 2025, two suppliers’ accounts payable accounted for 14.9% and 12.4% of the total accounts payable. As of June 30, 2024, one supplier’s accounts payable accounted for 26.3% of the total accounts payable.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to cash flow interest rate risk on cash deposit and floating rate bank and other borrowings and fair value interest rate risk on loans receivable and fixed rate bank and other borrowings and these risks due to changes in interest rates is not material to the Company. The Company has not used any derivative financial instruments to manage the interest risk exposure.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of twelve months, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.

Recently Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

Recently adopted accounting pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. The Company adopted this ASU from July 1, 2024, which did not have a material impact on the Company’s consolidated financial statements.

Recent accounting pronouncements not yet adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company’s management does not believe the adoption of ASU 2023-09 will have a material impact on its consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU no. 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosure (Subtopic 220-40). The amendments in this update enhance disclosures about a public business entity’s expense and provide more detailed information about the types of expenses included in certain notes in the consolidated financial statements. ASU no. 2024-03 is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption permitted. The amendments may be applied prospectively to reporting periods after the effective date or retrospectively to all periods presented in the consolidated financial statements. The Company’s management is currently evaluating any new disclosures that may be required upon adoption of ASU 2024-03.

In May 2025, the FASB issued ASU No. 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Accounting Acquirer in a Business Combination Involving a Variable Interest Entity. This ASU clarifies that when a business that is a VIE is acquired primarily with equity interests, the determination of the accounting acquirer should follow ASC 805 rather than defaulting to the primary beneficiary under ASC 810. The standard is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Company’s management is currently evaluating the impact of adopting this ASU 2025-03 on its consolidated financial statements.

In May 2025, the FASB issued ASU No. 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer. This ASU clarifies how entities account for share-based consideration payable to a customer. The ASU requires customer awards with vesting conditions tied to purchases to be treated as performance conditions, eliminates the forfeiture policy election, and states that the variable consideration constraint under ASC 606 does not apply to these awards. The standard is effective for annual periods beginning after December 15, 2026, with early adoption permitted. The Company’s management is currently evaluating the impact of adopting this ASU 2025-04 on its consolidated financial statements.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This ASU provides a practical expedient for all entities related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under Topic 606. The standard is effective for annual periods beginning after December 15, 2025. Early adoption of ASU 2025-05 is permitted and should be applied prospectively. The Company’s management is currently evaluating the impact of adopting this ASU 2025-05 on its consolidated financial statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated financial position, statements of operations and cash flows.